ACQUISITION OF BUSINESS – INCREASE OF THE PARTICIPATION IN USIMINAS CONTROL GROUP AND NEW GOVERNANCE STRUCTURE OF USIMINAS - Narrative (Details) $ / shares in Units, $ in Thousands, shares in Millions					12 Months Ended
	Jul. 03, 2023 USD ($) d officer $ / shares shares	Jul. 02, 2023	Jun. 30, 2023 vicePresident member group shares	Mar. 30, 2023 R$ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 03, 2023 R$ / shares	Jul. 19, 2016 shares	Apr. 20, 2016 shares	Oct. 30, 2014 shares	Jan. 16, 2012 shares
Disclosure of detailed information about business combination [line items]
Proportion of control group shares required for decision	0.55
Quoted price (in BRL per share) | R$ / shares								R$ 7.36
Financial liabilities | $					$ 5,105,833	$ 4,767,651
Non-controlling interest | $					4,203,446	4,163,383
Written put options
Disclosure of detailed information about business combination [line items]
Financial liabilities | $	$ 242,500				298,400
Financial liabilities related to accelerated recognition of financial results | $					20,600
T/T Group
Disclosure of detailed information about business combination [line items]
Number of other board officers | officer	4
Usiminas
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares)	57.7
Cash transferred | $	$ 118,686
Remeasurement of previously held interest in Usiminas | $	385,851
Loss on the remeasurement of previously held interest in Usiminas | $	441,410
Bargain purchase gain | $	270,365
Effect related to the increase of the participation in Usiminas | $	171,045				$ 0	$ 0	$ 171,045
Other comprehensive loss that will be reclassified to profit or loss, before tax | $	934,900
Non-controlling interest | $	$ 2,575,900
Usiminas | NSC Group
Disclosure of detailed information about business combination [line items]
Number of executive board members | member			3
Nomination right for chief executive officer, alternation term			4 years
Nomination right for board of directors, alternation term			4 years
Usiminas | T/T Group | Put And Call Option
Disclosure of detailed information about business combination [line items]
Trading average price period | d	40
Derivative financial assets, share price (in BRL per share) | $ / shares	$ 2.0584
Usiminas | Ternium
Disclosure of detailed information about business combination [line items]
Number of executive board members | member			3
Nomination right for chief executive officer, alternation term			4 years
Nomination right for board of directors, alternation term			4 years
Usiminas | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be acquired as per share purchase agreement (in shares)				68.7
Price per share as per share purchase agreement (in BRL per share) | R$ / shares				R$ 10
Ternium Investments | Usiminas
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares)												84.7
Ternium Argentina S.A. | Usiminas
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares)												30.0
Confab Industrial S.A. | Usiminas
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares)												25.0
Ternium Investments S.à.r.l. | Usiminas | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares)									62.6		51.4
Ternium Investments S.à.r.l. | Usiminas | Preferred shares
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares)										7.0
Ternium Investments S.a.r.l. And Prosid | Usiminas | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares)									13.8
Ternium Investments S.a.r.l. And Prosid | Usiminas | Preferred shares
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares)										1.5
Ternium | Usiminas
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (percent)		20.40%
Ternium | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held			0.395
Ternium | Usiminas
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (percent)			20.40%
Effect related to the increase of the participation in Usiminas | $							$ 171,045
Ternium | Usiminas | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held	0.515
Ternium | Usiminas | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares held (in shares)			242.6
Proportion of shares held			0.344
Ternium | Usiminas | Preferred shares
Disclosure of detailed information about business combination [line items]
Number of shares held (in shares)			8.5
Proportion of shares held			0.016
Usiminas Control Group | Usiminas
Disclosure of detailed information about business combination [line items]
Number of shares held (in shares)			483.6
Usiminas Control Group | Usiminas
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in associate			68.60%
The T/T Group, The NSC Group, And Previdência Usiminas
Disclosure of detailed information about business combination [line items]
Number of sub groups | group			3
T/T Group | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held			0.471
T/T Group | Usiminas | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held	0.613
TenarisConfab | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held			0.076
NSC Group | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held			0.459
NSC Group | Usiminas | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held	0.317
NSC Group | Usiminas | T/T Group | Put And Call Option
Disclosure of detailed information about business combination [line items]
Number of shares held (in shares)	153.1
Previdência Usiminas | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held			0.07
Previdência Usiminas | Usiminas | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held	0.071
Usiminas | Usiminas
Disclosure of detailed information about business combination [line items]
Number of executive board members | member			6
Number of vice-presidents | vicePresident			5